Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SARATOGA ADVANTAGE TRUST
Entity Central Index Key	0000924628
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Large Capitalization Value Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class A
Trading Symbol	SLVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$232	2.16%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

Performance in the Fund during the period was largely driven by stock selection.

The Fund’s top contributor during the fiscal year was Marvell Technologies. Marvell beat consensus AI expectations and announced multiple new customer wins that could potentially help future revenue growth. Jabil Inc. was the Fund’s second-best performing stock during the period. Jabil beat consensus expectations on both revenue and earnings per share. They also signed multiple new deals for AI/Cloud manufacturing.

The Fund’s main detractors were CACI International and Charles River Laboratories. CACI was impacted to a significant degree by investor fear over DOGE (Department of Government Efficiency) implementation and the implications on defense spending going forward. Charles River underperformed largely due to concerns around life sciences R&D spending. The stock was also impacted by government policy regarding NIH spending.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class A (with load)	7.91%	13.92%	8.67%
Saratoga Large Capitalization Value Fund, Class A	14.50%	15.28%	9.31%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Value Category	9.41%	13.15%	10.39%

Net Assets	$ 18,668,147
Holdings Count | Integer	22
Advisory Fees Paid, Amount	$ 125,333
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$18,668,147	Advisory Fees Paid by the Fund	$125,333
Number of Portfolio Holdings	22	Portfolio Turnover Rate	93%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Henry Schein, Inc	7.20
AMETEK, Inc	6.40
Canadian Pacific Kansas City Ltd	5.60
API Group Corp	5.50
Welltower, Inc	5.50
Capital One Financial Corp	5.10
Danaher Corp	5.00
Williams Companies, Inc (The)	5.00
Clean Harbors Inc	5.00
Martin Marietta Marerials, Inc	4.90

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Value Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class C
Trading Symbol	SLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$295	2.76%

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.76%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

Performance in the Fund during the period was largely driven by stock selection.

The Fund’s top contributor during the fiscal year was Marvell Technologies. Marvell beat consensus AI expectations and announced multiple new customer wins that could potentially help future revenue growth. Jabil Inc. was the Fund’s second-best performing stock during the period. Jabil beat consensus expectations on both revenue and earnings per share. They also signed multiple new deals for AI/Cloud manufacturing.

The Fund’s main detractors were CACI International and Charles River Laboratories. CACI was impacted to a significant degree by investor fear over DOGE (Department of Government Efficiency) implementation and the implications on defense spending going forward. Charles River underperformed largely due to concerns around life sciences R&D spending. The stock was also impacted by government policy regarding NIH spending.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class C (with load)	12.79%	14.60%	8.66%
Saratoga Large Capitalization Value Fund, Class C	13.79%	14.60%	8.66%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Value Category	9.41%	13.15%	10.39%

Net Assets	$ 18,668,147
Holdings Count | Integer	22
Advisory Fees Paid, Amount	$ 125,333
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$18,668,147	Advisory Fees Paid by the Fund	$125,333
Number of Portfolio Holdings	22	Portfolio Turnover Rate	93%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Henry Schein, Inc	7.20
AMETEK, Inc	6.40
Canadian Pacific Kansas City Ltd	5.60
API Group Corp	5.50
Welltower, Inc	5.50
Capital One Financial Corp	5.10
Danaher Corp	5.00
Williams Companies, Inc (The)	5.00
Clean Harbors Inc	5.00
Martin Marietta Marerials, Inc	4.90

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Value Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class I
Trading Symbol	SLCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$191	1.78%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

Performance in the Fund during the period was largely driven by stock selection.

The Fund’s top contributor during the fiscal year was Marvell Technologies. Marvell beat consensus AI expectations and announced multiple new customer wins that could potentially help future revenue growth. Jabil Inc. was the Fund’s second-best performing stock during the period. Jabil beat consensus expectations on both revenue and earnings per share. They also signed multiple new deals for AI/Cloud manufacturing.

The Fund’s main detractors were CACI International and Charles River Laboratories. CACI was impacted to a significant degree by investor fear over DOGE (Department of Government Efficiency) implementation and the implications on defense spending going forward. Charles River underperformed largely due to concerns around life sciences R&D spending. The stock was also impacted by government policy regarding NIH spending.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class I	14.97%	15.75%	9.76%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Value Category	9.41%	13.15%	10.39%

Net Assets	$ 18,668,147
Holdings Count | Integer	22
Advisory Fees Paid, Amount	$ 125,333
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$18,668,147	Advisory Fees Paid by the Fund	$125,333
Number of Portfolio Holdings	22	Portfolio Turnover Rate	93%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Henry Schein, Inc	7.20
AMETEK, Inc	6.40
Canadian Pacific Kansas City Ltd	5.60
API Group Corp	5.50
Welltower, Inc	5.50
Capital One Financial Corp	5.10
Danaher Corp	5.00
Williams Companies, Inc (The)	5.00
Clean Harbors Inc	5.00
Martin Marietta Marerials, Inc	4.90

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Growth Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund
Class Name	Class A
Trading Symbol	SLGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$255	2.23%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s excess return was largely driven by stock selection in the Information Technology sector. Health Care and Communication Services holdings also made meaningful positive contributions. The Financials sector was the only sector with negative stock selection of note.

From a stock selection perspective, AppLovin Corp. was the top contributor. Royal Caribbean Cruises was the second largest contributor; the cruise line operator reported strong second quarter results including revenues that were up 36% from the prior year thanks to higher-than-expected demand, strong booking trends, and lower interest costs.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology, communication services, and consumer discretionary stocks, which was a headwind to relative performance. The largest detractor from relative return was the Fund not owning Tesla. Out of Fund holdings, the Trade Desk had the biggest negative impact; the company missed its own earnings guidance for the first time in over eight years, with management citing some execution missteps as the company was in the midst of a major restructuring.

Allocation effect was a slight drag on relative performance primarily due to an overweight in the Health Care and Consumer Staples sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class A (with load)	20.93%	15.29%	15.83%
Saratoga Large Capitalization Growth Fund, Class A	28.29%	16.67%	16.51%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Growth Category	19.70%	12.00%	14.39%

Net Assets	$ 39,497,750
Holdings Count | Integer	55
Advisory Fees Paid, Amount	$ 234,921
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$39,497,750	Advisory Fees Paid by the Fund	$234,921
Number of Portfolio Holdings	55	Portfolio Turnover Rate	66%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
NVIDIA Corp	9.20
Microsoft Corp	6.80
Apple Inc	5.60
Broadcom, Inc	4.30
Meta Platforms, Inc Class A	4.30
Amazon.com, Inc	3.70
Arista Networks, Inc	2.90
Booking Holdings, Inc	2.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.60
AppLovin Corp Class A	2.20

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Growth Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund, Class C
Class Name	Class C
Trading Symbol	SLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$322	2.83%

Expenses Paid, Amount	$ 322
Expense Ratio, Percent	2.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s excess return was largely driven by stock selection in the Information Technology sector. Health Care and Communication Services holdings also made meaningful positive contributions. The Financials sector was the only sector with negative stock selection of note.

From a stock selection perspective, AppLovin Corp. was the top contributor. Royal Caribbean Cruises was the second largest contributor; the cruise line operator reported strong second quarter results including revenues that were up 36% from the prior year thanks to higher-than-expected demand, strong booking trends, and lower interest costs.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology, communication services, and consumer discretionary stocks, which was a headwind to relative performance. The largest detractor from relative return was the Fund not owning Tesla. Out of Fund holdings, the Trade Desk had the biggest negative impact; the company missed its own earnings guidance for the first time in over eight years, with management citing some execution missteps as the company was in the midst of a major restructuring.

Allocation effect was a slight drag on relative performance primarily due to an overweight in the Health Care and Consumer Staples sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class C (with load)	26.62%	15.99%	15.82%
Saratoga Large Capitalization Growth Fund, Class C	27.62%	15.99%	15.82%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Growth Category	19.70%	12.00%	14.39%

Net Assets	$ 39,497,750
Holdings Count | Integer	55
Advisory Fees Paid, Amount	$ 234,921
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$39,497,750	Advisory Fees Paid by the Fund	$234,921
Number of Portfolio Holdings	55	Portfolio Turnover Rate	66%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
NVIDIA Corp	9.20
Microsoft Corp	6.80
Apple Inc	5.60
Broadcom, Inc	4.30
Meta Platforms, Inc Class A	4.30
Amazon.com, Inc	3.70
Arista Networks, Inc	2.90
Booking Holdings, Inc	2.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.60
AppLovin Corp Class A	2.20

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Growth Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund
Class Name	Class I
Trading Symbol	SLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund,
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$209	1.83%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s excess return was largely driven by stock selection in the Information Technology sector. Health Care and Communication Services holdings also made meaningful positive contributions. The Financials sector was the only sector with negative stock selection of note.

From a stock selection perspective, AppLovin Corp. was the top contributor. Royal Caribbean Cruises was the second largest contributor; the cruise line operator reported strong second quarter results including revenues that were up 36% from the prior year thanks to higher-than-expected demand, strong booking trends, and lower interest costs.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology, communication services, and consumer discretionary stocks, which was a headwind to relative performance. The largest detractor from relative return was the Fund not owning Tesla. Out of Fund holdings, the Trade Desk had the biggest negative impact; the company missed its own earnings guidance for the first time in over eight years, with management citing some execution missteps as the company was in the midst of a major restructuring.

Allocation effect was a slight drag on relative performance primarily due to an overweight in the Health Care and Consumer Staples sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class I	28.80%	17.13%	16.98%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Growth Category	19.70%	12.00%	14.39%

Net Assets	$ 39,497,750
Holdings Count | Integer	55
Advisory Fees Paid, Amount	$ 234,921
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$39,497,750	Advisory Fees Paid by the Fund	$234,921
Number of Portfolio Holdings	55	Portfolio Turnover Rate	66%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
NVIDIA Corp	9.20
Microsoft Corp	6.80
Apple Inc	5.60
Broadcom, Inc	4.30
Meta Platforms, Inc Class A	4.30
Amazon.com, Inc	3.70
Arista Networks, Inc	2.90
Booking Holdings, Inc	2.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.60
AppLovin Corp Class A	2.20

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Mid Capitalization Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund
Class Name	Class A
Trading Symbol	SPMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$283	2.65%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period, stock selection and an overweight position in Industrials were the largest contributors to performance. GE Vernova Inc. was the top individual stock selection for the Fund. An overweight position within Consumer Discretionary, along with stock selection, delivered outperformance, with Royal Caribbean Group as the strongest performer in the sector. Stock selection and an overweight position within Utilities also contributed positively to performance, with Vistra Corp. as the top performer. Within Materials, stock selection delivered outperformance, with Vulcan Materials Company as the leading name. Stock selection within Financials contributed positively as well, led by Apollo Global Management Inc. Further contributing was stock selection within Real Estate, with Cushman & Wakefield Plc leading. An underweight position in Health Care, an underperforming sector, contributed to performance. Consumer Staples allocation and stock selection had no significant impact on the Fund.

The greatest detractor from Fund performance during the period was stock selection and an underweight in Information Technology. Monolithic Power Systems, Inc. detracted the most. An underweight to Energy, an outperforming sector, detracted from performance, as did stock selection within the sector, dragged down by Kosmos Energy Ltd. The Fund’s underweight position in Communication Services also detracted from performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class A (with load)	7.08%	11.36%	6.65%
Saratoga Mid Capitalization Fund, Class A	13.63%	12.69%	7.28%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Mid Capitalization Blend Category	8.61%	11.82%	9.86%

Net Assets	$ 10,663,682
Holdings Count | Integer	60
Advisory Fees Paid, Amount	$ 88,766
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,663,682	Advisory Fees Paid by the Fund	$88,766
Number of Portfolio Holdings	60	Portfolio Turnover Rate	152%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Hubbell, Inc	3.74
Western Alliance Bancorp	3.22
Monolithic Power Systems, Inc	3.10
Coherent Corp	3.09
Zions Bancorp NA	3.06
Republic Services, Inc	3.01
Herc Holdings, Inc	2.99
BJ’s Wholesale Club Holdings, Inc	2.70
Burlington Stores, Inc	2.62
Tradeweb Markets, Inc	2.61

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Mid Capitalization Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund
Class Name	Class C
Trading Symbol	SPMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$330	3.10%

Expenses Paid, Amount	$ 330
Expense Ratio, Percent	3.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period, stock selection and an overweight position in Industrials were the largest contributors to performance. GE Vernova Inc. was the top individual stock selection for the Fund. An overweight position within Consumer Discretionary, along with stock selection, delivered outperformance, with Royal Caribbean Group as the strongest performer in the sector. Stock selection and an overweight position within Utilities also contributed positively to performance, with Vistra Corp. as the top performer. Within Materials, stock selection delivered outperformance, with Vulcan Materials Company as the leading name. Stock selection within Financials contributed positively as well, led by Apollo Global Management Inc. Further contributing was stock selection within Real Estate, with Cushman & Wakefield Plc leading. An underweight position in Health Care, an underperforming sector, contributed to performance. Consumer Staples allocation and stock selection had no significant impact on the Fund.

The greatest detractor from Fund performance during the period was stock selection and an underweight in Information Technology. Monolithic Power Systems, Inc. detracted the most. An underweight to Energy, an outperforming sector, detracted from performance, as did stock selection within the sector, dragged down by Kosmos Energy Ltd. The Fund’s underweight position in Communication Services also detracted from performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class C (with load)	12.10%	12.30%	6.71%
Saratoga Mid Capitalization Fund, Class C	13.10%	12.30%	6.71%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Mid Capitalization Blend Category	8.61%	11.82%	9.86%

Net Assets	$ 10,663,682
Holdings Count | Integer	60
Advisory Fees Paid, Amount	$ 88,766
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,663,682	Advisory Fees Paid by the Fund	$88,766
Number of Portfolio Holdings	60	Portfolio Turnover Rate	152%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Hubbell, Inc	3.74
Western Alliance Bancorp	3.22
Monolithic Power Systems, Inc	3.10
Coherent Corp	3.09
Zions Bancorp NA	3.06
Republic Services, Inc	3.01
Herc Holdings, Inc	2.99
BJ’s Wholesale Club Holdings, Inc	2.70
Burlington Stores, Inc	2.62
Tradeweb Markets, Inc	2.61

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Mid Capitalization Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund
Class Name	Class I
Trading Symbol	SMIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$238	2.22%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period, stock selection and an overweight position in Industrials were the largest contributors to performance. GE Vernova Inc. was the top individual stock selection for the Fund. An overweight position within Consumer Discretionary, along with stock selection, delivered outperformance, with Royal Caribbean Group as the strongest performer in the sector. Stock selection and an overweight position within Utilities also contributed positively to performance, with Vistra Corp. as the top performer. Within Materials, stock selection delivered outperformance, with Vulcan Materials Company as the leading name. Stock selection within Financials contributed positively as well, led by Apollo Global Management Inc. Further contributing was stock selection within Real Estate, with Cushman & Wakefield Plc leading. An underweight position in Health Care, an underperforming sector, contributed to performance. Consumer Staples allocation and stock selection had no significant impact on the Fund.

The greatest detractor from Fund performance during the period was stock selection and an underweight in Information Technology. Monolithic Power Systems, Inc. detracted the most. An underweight to Energy, an outperforming sector, detracted from performance, as did stock selection within the sector, dragged down by Kosmos Energy Ltd. The Fund’s underweight position in Communication Services also detracted from performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class I	14.11%	13.42%	7.78%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Mid Capitalization Blend Category	8.61%	11.82%	9.86%

Net Assets	$ 10,663,682
Holdings Count | Integer	60
Advisory Fees Paid, Amount	$ 88,766
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,663,682	Advisory Fees Paid by the Fund	$88,766
Number of Portfolio Holdings	60	Portfolio Turnover Rate	152%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Hubbell, Inc	3.74
Western Alliance Bancorp	3.22
Monolithic Power Systems, Inc	3.10
Coherent Corp	3.09
Zions Bancorp NA	3.06
Republic Services, Inc	3.01
Herc Holdings, Inc	2.99
BJ’s Wholesale Club Holdings, Inc	2.70
Burlington Stores, Inc	2.62
Tradeweb Markets, Inc	2.61

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Small Capitalization Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund
Class Name	Class A
Trading Symbol	SSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$300	2.92%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	2.92%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

At the sector level, Industrials and Information Technology were consistent outperformers for the Fund. The Information Technology sector, which contributed heavily to positive performance in late 2024, ended as a detractor. Health Care and Energy detracted from performance as well, with weakness concentrated in clinical-stage biotech and smaller gas exploration and production companies. Financials provided moderate support in late 2024, but lagged in 2025, while Real Estate added modestly to performance and Utilities detracted slightly.

From a stock-selection perspective, contributors during the period were anchored by selection in Technology, Industrials, and select Financials. Credo Technology Group was a top contributor in 2025, riding the spending wave on AI-infrastructure as their high-speed connectivity chips and active electrical cables became critical to a growing number of data centers. In Financials, ProAssurance demonstrated how consistent underwriting improvements have the potential to generate durable returns within the small cap space.

Several Health Care and Consumer Discretionary names weighed on returns, reflecting the volatility often inherent in early-stage innovation and high-multiple growth segments. Arvinas was the largest detractor in early 2025. The biotech firm’s pivotal trial for a vepdegestrant showed weaker-than-expected results, which damped the expectations for broad approval; the company cut R&D expenses to extend its cash runway, as the high-interest rate environment has weighed on its debt expenses. Janux Therapeutics followed a similar pattern. Despite promising pre-clinical data and strong backing, its early-stage immunotherapy platform seems to remain years from monetization. Limited catalysts during the period and risk-off sentiment across the biotech sector amplified downside. Wingstop was a top detractor from performance in late-2024. As costs rose, specifically that of bone-in chicken, margins weakened and pushed the stock lower. While the company has continued its aggressive expansion, the risks of supply chain scaling and new unit productivity weighed on investors.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class A (with load)	-0.48%	10.27%	7.91%
Saratoga Small Capitalization Fund, Class A	5.63%	11.60%	8.55%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Small Capitalization Blend Category	6.17%	11.65%	8.89%

Net Assets	$ 6,311,809
Holdings Count | Integer	102
Advisory Fees Paid, Amount	$ 42,228
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$6,311,809	Advisory Fees Paid by the Fund	$42,228
Number of Portfolio Holdings	102	Portfolio Turnover Rate	145%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.30
Credo Technology Group Holding Ltd.	2.00
Comfort Systems USA, Inc	1.81
Rigel Pharmaceuticals, Inc	1.81
EMCOR Group, Inc	1.77
Stride, Inc	1.77
Watts Water Technologies, Inc	1.74
Atlanta Braves Holdings, Inc	1.72
Central Garden & Pet Company	1.70
Fabrinet	1.70

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Small Capitalization Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund
Class Name	Class C
Trading Symbol	SSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$367	3.59%

Expenses Paid, Amount	$ 367
Expense Ratio, Percent	3.59%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

At the sector level, Industrials and Information Technology were consistent outperformers for the Fund. The Information Technology sector, which contributed heavily to positive performance in late 2024, ended as a detractor. Health Care and Energy detracted from performance as well, with weakness concentrated in clinical-stage biotech and smaller gas exploration and production companies. Financials provided moderate support in late 2024, but lagged in 2025, while Real Estate added modestly to performance and Utilities detracted slightly.

From a stock-selection perspective, contributors during the period were anchored by selection in Technology, Industrials, and select Financials. Credo Technology Group was a top contributor in 2025, riding the spending wave on AI-infrastructure as their high-speed connectivity chips and active electrical cables became critical to a growing number of data centers. In Financials, ProAssurance demonstrated how consistent underwriting improvements have the potential to generate durable returns within the small cap space.

Several Health Care and Consumer Discretionary names weighed on returns, reflecting the volatility often inherent in early-stage innovation and high-multiple growth segments. Arvinas was the largest detractor in early 2025. The biotech firm’s pivotal trial for a vepdegestrant showed weaker-than-expected results, which damped the expectations for broad approval; the company cut R&D expenses to extend its cash runway, as the high-interest rate environment has weighed on its debt expenses. Janux Therapeutics followed a similar pattern. Despite promising pre-clinical data and strong backing, its early-stage immunotherapy platform seems to remain years from monetization. Limited catalysts during the period and risk-off sentiment across the biotech sector amplified downside. Wingstop was a top detractor from performance in late-2024. As costs rose, specifically that of bone-in chicken, margins weakened and pushed the stock lower. While the company has continued its aggressive expansion, the risks of supply chain scaling and new unit productivity weighed on investors.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class C (with load)	3.20%	10.89%	7.89%
Saratoga Small Capitalization Fund, Class C	4.20%	10.89%	7.89%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Small Capitalization Blend Category	6.17%	11.65%	8.89%

Net Assets	$ 6,311,809
Holdings Count | Integer	102
Advisory Fees Paid, Amount	$ 42,228
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$6,311,809	Advisory Fees Paid by the Fund	$42,228
Number of Portfolio Holdings	102	Portfolio Turnover Rate	145%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.30
Credo Technology Group Holding Ltd.	2.00
Comfort Systems USA, Inc	1.81
Rigel Pharmaceuticals, Inc	1.81
EMCOR Group, Inc	1.77
Stride, Inc	1.77
Watts Water Technologies, Inc	1.74
Atlanta Braves Holdings, Inc	1.72
Central Garden & Pet Company	1.70
Fabrinet	1.70

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Small Capitalization Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund
Class Name	Class I
Trading Symbol	SSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$258	2.50%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

At the sector level, Industrials and Information Technology were consistent outperformers for the Fund. The Information Technology sector, which contributed heavily to positive performance in late 2024, ended as a detractor. Health Care and Energy detracted from performance as well, with weakness concentrated in clinical-stage biotech and smaller gas exploration and production companies. Financials provided moderate support in late 2024, but lagged in 2025, while Real Estate added modestly to performance and Utilities detracted slightly.

From a stock-selection perspective, contributors during the period were anchored by selection in Technology, Industrials, and select Financials. Credo Technology Group was a top contributor in 2025, riding the spending wave on AI-infrastructure as their high-speed connectivity chips and active electrical cables became critical to a growing number of data centers. In Financials, ProAssurance demonstrated how consistent underwriting improvements have the potential to generate durable returns within the small cap space.

Several Health Care and Consumer Discretionary names weighed on returns, reflecting the volatility often inherent in early-stage innovation and high-multiple growth segments. Arvinas was the largest detractor in early 2025. The biotech firm’s pivotal trial for a vepdegestrant showed weaker-than-expected results, which damped the expectations for broad approval; the company cut R&D expenses to extend its cash runway, as the high-interest rate environment has weighed on its debt expenses. Janux Therapeutics followed a similar pattern. Despite promising pre-clinical data and strong backing, its early-stage immunotherapy platform seems to remain years from monetization. Limited catalysts during the period and risk-off sentiment across the biotech sector amplified downside. Wingstop was a top detractor from performance in late-2024. As costs rose, specifically that of bone-in chicken, margins weakened and pushed the stock lower. While the company has continued its aggressive expansion, the risks of supply chain scaling and new unit productivity weighed on investors.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class I	6.00%	12.02%	8.94%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Small Capitalization Blend Category	6.17%	11.65%	8.89%

Net Assets	$ 6,311,809
Holdings Count | Integer	102
Advisory Fees Paid, Amount	$ 42,228
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$6,311,809	Advisory Fees Paid by the Fund	$42,228
Number of Portfolio Holdings	102	Portfolio Turnover Rate	145%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.30
Credo Technology Group Holding Ltd.	2.00
Comfort Systems USA, Inc	1.81
Rigel Pharmaceuticals, Inc	1.81
EMCOR Group, Inc	1.77
Stride, Inc	1.77
Watts Water Technologies, Inc	1.74
Atlanta Braves Holdings, Inc	1.72
Central Garden & Pet Company	1.70
Fabrinet	1.70

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

International Equity Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund
Class Name	Class A
Trading Symbol	SIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$364	3.30%

Expenses Paid, Amount	$ 364
Expense Ratio, Percent	3.30%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest driver of outperformance during the period, led by Spanish and Italian banks Banco Santander, CaixaBank, and Intesa Sanpaolo, as well as industrial holdings in the UK (Rolls-Royce) and Germany (GEA Group). Overweights to Spain and Italy were additive. The Fund’s best stock selection was in Spain and the UK while the worst was in Israel and Denmark.

The largest detractor from a regional perspective was Emerging Asia. Thailand was the biggest drag on relative return, due in large part to underperformance by hospital operator Bumrungrad and convenience store operator CP ALL. Stock selection within China was a significant positive, though that was partially offset by an underweight to the country more broadly, as China was one of the best performers in the benchmark over the twelve-month period. Conversely, an underweight to India helped performance.

From a sector view, the Industrials sector had the strongest outperformance, led by UK aerospace and defense company Rolls-Royce and Japanese machinery maker Mitsubishi Heavy Industries. The Materials sector was the second largest contributor to excess return, thanks to Canadian gold mine operator Kinross Gold. The Communication sector was the primary detractor during the period due to underperformance from Brazilian wireless services provider TIM SA, and strong performance from several Communications companies the Fund did not hold, such as Tencent. Health Care was the second largest detractor, with Thai hospital operator Bumrungrad and Denmark-based pharmaceutical company Novo Nordisk having the biggest drag.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class A (with load)	13.71%	8.97%	3.81%
Saratoga International Equity Fund, Class A	20.68%	10.26%	4.43%
MSCI ACWI Ex-USA Index	15.42%	8.94%	7.33%

Net Assets	$ 3,304,449
Holdings Count | Integer	42
Advisory Fees Paid, Amount	$ 8,198
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,304,449	Advisory Fees Paid by the Fund	$8,198
Number of Portfolio Holdings	42	Portfolio Turnover Rate	41%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Kinross Gold Corp	4.04
Rolls-Royce Holdings plc	3.46
CaixaBank S. A.	3.16
GEA Group A. G.	3.08
Banco Santander SA	2.98
Intesa Sanpaolo SpA	2.97
DBS Group Holdings Ltd	2.91
Mitsubishi Heavy Industries Ltd	2.90
Xiaomi Corp	2.81
Taiwan Semiconductor Manufacturing	2.79

Regional Exposure (%)
Americas	5.4
Greater Europe	45.0
Greater Asia	49.6

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

International Equity Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund
Class Name	Class C
Trading Symbol	SIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$429	3.90%

Expenses Paid, Amount	$ 429
Expense Ratio, Percent	3.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest driver of outperformance during the period, led by Spanish and Italian banks Banco Santander, CaixaBank, and Intesa Sanpaolo, as well as industrial holdings in the UK (Rolls-Royce) and Germany (GEA Group). Overweights to Spain and Italy were additive. The Fund’s best stock selection was in Spain and the UK while the worst was in Israel and Denmark.

The largest detractor from a regional perspective was Emerging Asia. Thailand was the biggest drag on relative return, due in large part to underperformance by hospital operator Bumrungrad and convenience store operator CP ALL. Stock selection within China was a significant positive, though that was partially offset by an underweight to the country more broadly, as China was one of the best performers in the benchmark over the twelve-month period. Conversely, an underweight to India helped performance.

From a sector view, the Industrials sector had the strongest outperformance, led by UK aerospace and defense company Rolls-Royce and Japanese machinery maker Mitsubishi Heavy Industries. The Materials sector was the second largest contributor to excess return, thanks to Canadian gold mine operator Kinross Gold. The Communication sector was the primary detractor during the period due to underperformance from Brazilian wireless services provider TIM SA, and strong performance from several Communications companies the Fund did not hold, such as Tencent. Health Care was the second largest detractor, with Thai hospital operator Bumrungrad and Denmark-based pharmaceutical company Novo Nordisk having the biggest drag.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class C (with load)	19.08%	9.61%	3.80%
Saratoga International Equity Fund, Class C	20.08%	9.61%	3.80%
MSCI ACWI Ex-USA Index	15.42%	8.94%	7.33%

Net Assets	$ 3,304,449
Holdings Count | Integer	42
Advisory Fees Paid, Amount	$ 8,198
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,304,449	Advisory Fees Paid by the Fund	$8,198
Number of Portfolio Holdings	42	Portfolio Turnover Rate	41%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Kinross Gold Corp	4.04
Rolls-Royce Holdings plc	3.46
CaixaBank S. A.	3.16
GEA Group A. G.	3.08
Banco Santander SA	2.98
Intesa Sanpaolo SpA	2.97
DBS Group Holdings Ltd	2.91
Mitsubishi Heavy Industries Ltd	2.90
Xiaomi Corp	2.81
Taiwan Semiconductor Manufacturing	2.79

Regional Exposure (%)
Americas	5.4
Greater Europe	45.0
Greater Asia	49.6

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

International Equity Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund
Class Name	Class I
Trading Symbol	SIEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$321	2.90%

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	2.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest driver of outperformance during the period, led by Spanish and Italian banks Banco Santander, CaixaBank, and Intesa Sanpaolo, as well as industrial holdings in the UK (Rolls-Royce) and Germany (GEA Group). Overweights to Spain and Italy were additive. The Fund’s best stock selection was in Spain and the UK while the worst was in Israel and Denmark.

The largest detractor from a regional perspective was Emerging Asia. Thailand was the biggest drag on relative return, due in large part to underperformance by hospital operator Bumrungrad and convenience store operator CP ALL. Stock selection within China was a significant positive, though that was partially offset by an underweight to the country more broadly, as China was one of the best performers in the benchmark over the twelve-month period. Conversely, an underweight to India helped performance.

From a sector view, the Industrials sector had the strongest outperformance, led by UK aerospace and defense company Rolls-Royce and Japanese machinery maker Mitsubishi Heavy Industries. The Materials sector was the second largest contributor to excess return, thanks to Canadian gold mine operator Kinross Gold. The Communication sector was the primary detractor during the period due to underperformance from Brazilian wireless services provider TIM SA, and strong performance from several Communications companies the Fund did not hold, such as Tencent. Health Care was the second largest detractor, with Thai hospital operator Bumrungrad and Denmark-based pharmaceutical company Novo Nordisk having the biggest drag.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class I	21.25%	10.71%	4.85%
MSCI ACWI Ex-USA Index	15.42%	8.94%	7.33%

Net Assets	$ 3,304,449
Holdings Count | Integer	42
Advisory Fees Paid, Amount	$ 8,198
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,304,449	Advisory Fees Paid by the Fund	$8,198
Number of Portfolio Holdings	42	Portfolio Turnover Rate	41%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Kinross Gold Corp	4.04
Rolls-Royce Holdings plc	3.46
CaixaBank S. A.	3.16
GEA Group A. G.	3.08
Banco Santander SA	2.98
Intesa Sanpaolo SpA	2.97
DBS Group Holdings Ltd	2.91
Mitsubishi Heavy Industries Ltd	2.90
Xiaomi Corp	2.81
Taiwan Semiconductor Manufacturing	2.79

Regional Exposure (%)
Americas	5.4
Greater Europe	45.0
Greater Asia	49.6

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Health & Biotechnology Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class A
Trading Symbol	SHPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$283	3.00%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	3.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From an industry perspective, Fund holdings in Healthcare Distributors & Facilities companies demonstrated relative strength, while Managed Healthcare and Pharmaceutical names underperformed. Healthcare Distributors delivered strong performance as volumes continued to grow broadly, supported by demographic tailwinds from an aging population and higher utilization of medical services. On the other side of the ledger, the Fund’s allocation to Managed Healthcare stocks lagged over the period, pressured by mounting regulatory scrutiny, elevated patient utilization, and rising operating costs. A slight underweight to the Managed Healthcare sector drove positive relative allocation performance, though that was not enough to cancel out negative stock selection performance.

Regarding individual holdings, Cardinal Health, one of the three largest US Healthcare Distributors & Facilities companies, distinguished itself via robust earnings growth and disciplined operational execution. Managed Healthcare company Molina was a significant detractor, as accelerating medical expense trends eroded profitability and weighed on results.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class A (with load)	-16.26%	3.62%	3.84%
Saratoga Health & Biotechnology Fund, Class A	-11.15%	4.86%	4.46%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Health Category	-7.51%	2.26%	5.43%

Net Assets	$ 9,852,076
Holdings Count | Integer	28
Advisory Fees Paid, Amount	$ 136,338
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$9,852,076	Advisory Fees Paid by the Fund	$136,338
Number of Portfolio Holdings	28	Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Amgen Inc	5.80
Cencora Inc	5.70
McKesson Corp	5.60
Cardinal Health, Inc	5.20
Novartis A. G.	4.80
Exelixis Inc	4.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.40
United Therapeutics Corp	4.30
Jazz Pharmaceuticals plc	4.20
The Cigna Group	4.20

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Health & Biotechnology Porfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class C
Trading Symbol	SHPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$339	3.60%

Expenses Paid, Amount	$ 339
Expense Ratio, Percent	3.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From an industry perspective, Fund holdings in Healthcare Distributors & Facilities companies demonstrated relative strength, while Managed Healthcare and Pharmaceutical names underperformed. Healthcare Distributors delivered strong performance as volumes continued to grow broadly, supported by demographic tailwinds from an aging population and higher utilization of medical services. On the other side of the ledger, the Fund’s allocation to Managed Healthcare stocks lagged over the period, pressured by mounting regulatory scrutiny, elevated patient utilization, and rising operating costs. A slight underweight to the Managed Healthcare sector drove positive relative allocation performance, though that was not enough to cancel out negative stock selection performance.

Regarding individual holdings, Cardinal Health, one of the three largest US Healthcare Distributors & Facilities companies, distinguished itself via robust earnings growth and disciplined operational execution. Managed Healthcare company Molina was a significant detractor, as accelerating medical expense trends eroded profitability and weighed on results.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class C (with load)	-12.65%	4.24%	3.84%
Saratoga Health & Biotechnology Fund, Class C	-11.65%	4.24%	3.84%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Health Category	-7.51%	2.26%	5.43%

Net Assets	$ 9,852,076
Holdings Count | Integer	28
Advisory Fees Paid, Amount	$ 136,338
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$9,852,076	Advisory Fees Paid by the Fund	$136,338
Number of Portfolio Holdings	28	Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Amgen Inc	5.80
Cencora Inc	5.70
McKesson Corp	5.60
Cardinal Health, Inc	5.20
Novartis A. G.	4.80
Exelixis Inc	4.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.40
United Therapeutics Corp	4.30
Jazz Pharmaceuticals plc	4.20
The Cigna Group	4.20

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Health & Biotechnology Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class I
Trading Symbol	SBHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$246	2.60%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From an industry perspective, Fund holdings in Healthcare Distributors & Facilities companies demonstrated relative strength, while Managed Healthcare and Pharmaceutical names underperformed. Healthcare Distributors delivered strong performance as volumes continued to grow broadly, supported by demographic tailwinds from an aging population and higher utilization of medical services. On the other side of the ledger, the Fund’s allocation to Managed Healthcare stocks lagged over the period, pressured by mounting regulatory scrutiny, elevated patient utilization, and rising operating costs. A slight underweight to the Managed Healthcare sector drove positive relative allocation performance, though that was not enough to cancel out negative stock selection performance.

Regarding individual holdings, Cardinal Health, one of the three largest US Healthcare Distributors & Facilities companies, distinguished itself via robust earnings growth and disciplined operational execution. Managed Healthcare company Molina was a significant detractor, as accelerating medical expense trends eroded profitability and weighed on results.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class I	-10.79%	5.28%	4.88%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Health Category	-7.51%	2.26%	5.43%

Net Assets	$ 9,852,076
Holdings Count | Integer	28
Advisory Fees Paid, Amount	$ 136,338
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$9,852,076	Advisory Fees Paid by the Fund	$136,338
Number of Portfolio Holdings	28	Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Amgen Inc	5.80
Cencora Inc	5.70
McKesson Corp	5.60
Cardinal Health, Inc	5.20
Novartis A. G.	4.80
Exelixis Inc	4.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.40
United Therapeutics Corp	4.30
Jazz Pharmaceuticals plc	4.20
The Cigna Group	4.20

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Technology & Communications Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class A
Trading Symbol	STPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$306	2.82%

Expenses Paid, Amount	$ 306
Expense Ratio, Percent	2.82%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Stock selection drove performance in the Fund during the period.

Oracle led the way. The software provider is experiencing robust demand for its cloud infrastructure offerings and, as a software-focused firm, potentially faces less exposure to tariff risks compared to companies in other Technology sub-sectors. Alphabet, NVIDIA, and Broadcom also posted strong performance.

Qualcomm was the period’s biggest detractor, challenged by tariff-related geopolitical risks and slowing global smartphone shipments.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class A (with load)	10.61%	8.31%	14.13%
Saratoga Technology & Communications Fund, Class A	17.36%	9.60%	14.80%
S&P 500® Index	15.88%	14.74%	14.60%

Net Assets	$ 42,687,485
Holdings Count | Integer	25
Advisory Fees Paid, Amount	$ 519,415
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$42,687,485	Advisory Fees Paid by the Fund	$519,415
Number of Portfolio Holdings	25	Portfolio Turnover Rate	7%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Microsoft Corp	8.60
Amazon.com, Inc	8.58
Alphabet Inc, Class C	7.71
Oracle Corp	6.79
NVIDIA Corp	6.49
Visa, Inc Class A	6.06
KLA Corp	5.69
Meta Platforms, Inc Class A	5.19
Cisco Systems Inc	5.18
Broadcom, Inc	4.53

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Technology & Communications Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class C
Trading Symbol	STPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$371	3.42%

Expenses Paid, Amount	$ 371
Expense Ratio, Percent	3.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Stock selection drove performance in the Fund during the period.

Oracle led the way. The software provider is experiencing robust demand for its cloud infrastructure offerings and, as a software-focused firm, potentially faces less exposure to tariff risks compared to companies in other Technology sub-sectors. Alphabet, NVIDIA, and Broadcom also posted strong performance.

Qualcomm was the period’s biggest detractor, challenged by tariff-related geopolitical risks and slowing global smartphone shipments.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class C (with load)	15.68%	8.93%	14.25%
Saratoga Technology & Communications Fund, Class C	16.68%	8.93%	14.25%
S&P 500® Index	15.88%	14.74%	14.60%

Net Assets	$ 42,687,485
Holdings Count | Integer	25
Advisory Fees Paid, Amount	$ 519,415
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$42,687,485	Advisory Fees Paid by the Fund	$519,415
Number of Portfolio Holdings	25	Portfolio Turnover Rate	7%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Microsoft Corp	8.60
Amazon.com, Inc	8.58
Alphabet Inc, Class C	7.71
Oracle Corp	6.79
NVIDIA Corp	6.49
Visa, Inc Class A	6.06
KLA Corp	5.69
Meta Platforms, Inc Class A	5.19
Cisco Systems Inc	5.18
Broadcom, Inc	4.53

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Technology & Communications Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class I
Trading Symbol	STPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$264	2.42%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Stock selection drove performance in the Fund during the period.

Oracle led the way. The software provider is experiencing robust demand for its cloud infrastructure offerings and, as a software-focused firm, potentially faces less exposure to tariff risks compared to companies in other Technology sub-sectors. Alphabet, NVIDIA, and Broadcom also posted strong performance.

Qualcomm was the period’s biggest detractor, challenged by tariff-related geopolitical risks and slowing global smartphone shipments.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class I	17.85%	10.01%	15.40%
S&P 500® Index	15.88%	14.74%	14.60%

Net Assets	$ 42,687,485
Holdings Count | Integer	25
Advisory Fees Paid, Amount	$ 519,415
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$42,687,485	Advisory Fees Paid by the Fund	$519,415
Number of Portfolio Holdings	25	Portfolio Turnover Rate	7%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Microsoft Corp	8.60
Amazon.com, Inc	8.58
Alphabet Inc, Class C	7.71
Oracle Corp	6.79
NVIDIA Corp	6.49
Visa, Inc Class A	6.06
KLA Corp	5.69
Meta Platforms, Inc Class A	5.19
Cisco Systems Inc	5.18
Broadcom, Inc	4.53

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Energy & Basic Materials Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class A
Trading Symbol	SBMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class A	$336	3.40%

Expenses Paid, Amount	$ 336
Expense Ratio, Percent	3.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s Energy holdings posted negative performance for the period. Oil & Gas Exploration & Production (E&P) holdings were the biggest detractors, while Integrated Oil & Gas holdings were the largest contributors. Oil & Gas services company Technip Energies of France was the top returner among sector holdings while oil-levered U.S. E&P Civitas Resources had the largest decline.

The Fund’s Basic Materials holdings were also down for the period. Holdings in the Chemicals industry were the worst detractors, while Containers & Packaging holdings were the lead contributors. Canada-based gold miner Kinross Gold was the top individual contributor in the Materials sector, and the Fund as a whole, over the period. Dow Chemical was the biggest drag on performance for the sector, and for the Fund overall.

From an allocation standpoint, an overweight to the Exploration & Production industry and an underweight to the Storage & Transportation industry detracted from excess return, while underweights to the Containers & Packaging and Energy Equipment & Services industries added to excess return.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class A (with load)	-8.17%	10.77%	1.29%
Saratoga Energy & Basic Materials Fund, Class A	-2.57%	12.10%	1.89%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Equity Energy Category	1.78%	21.39%	3.08%

Net Assets	$ 1,013,912
Holdings Count | Integer	45
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,013,912	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Exxon Mobil Corp	7.62
Chevron Corp	7.24
Linde, plc	4.15
Rio Tinto PLC ADR	3.74
Kinross Gold Corp	3.42
EOG Resources Inc	3.34
Petroleo Brasileiro SA Petrobras A	3.32
Kinder Morgan Inc Class P	3.18
Eni SpA ADR	3.00
Suncor Energy Inc	2.82

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Energy & Basic Materials Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class C
Trading Symbol	SEPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class C	$394	4.00%

Expenses Paid, Amount	$ 394
Expense Ratio, Percent	4.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s Energy holdings posted negative performance for the period. Oil & Gas Exploration & Production (E&P) holdings were the biggest detractors, while Integrated Oil & Gas holdings were the largest contributors. Oil & Gas services company Technip Energies of France was the top returner among sector holdings while oil-levered U.S. E&P Civitas Resources had the largest decline.

The Fund’s Basic Materials holdings were also down for the period. Holdings in the Chemicals industry were the worst detractors, while Containers & Packaging holdings were the lead contributors. Canada-based gold miner Kinross Gold was the top individual contributor in the Materials sector, and the Fund as a whole, over the period. Dow Chemical was the biggest drag on performance for the sector, and for the Fund overall.

From an allocation standpoint, an overweight to the Exploration & Production industry and an underweight to the Storage & Transportation industry detracted from excess return, while underweights to the Containers & Packaging and Energy Equipment & Services industries added to excess return.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class C (with load)	-4.19%	11.39%	1.42%
Saratoga Energy & Basic Materials Fund, Class C	-3.19%	11.39%	1.42%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Equity Energy Category	1.78%	21.39%	3.08%

Net Assets	$ 1,013,912
Holdings Count | Integer	45
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,013,912	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Exxon Mobil Corp	7.62
Chevron Corp	7.24
Linde, plc	4.15
Rio Tinto PLC ADR	3.74
Kinross Gold Corp	3.42
EOG Resources Inc	3.34
Petroleo Brasileiro SA Petrobras A	3.32
Kinder Morgan Inc Class P	3.18
Eni SpA ADR	3.00
Suncor Energy Inc	2.82

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Energy & Basic Materials Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class I
Trading Symbol	SEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class I	$297	3.00%

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	3.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s Energy holdings posted negative performance for the period. Oil & Gas Exploration & Production (E&P) holdings were the biggest detractors, while Integrated Oil & Gas holdings were the largest contributors. Oil & Gas services company Technip Energies of France was the top returner among sector holdings while oil-levered U.S. E&P Civitas Resources had the largest decline.

The Fund’s Basic Materials holdings were also down for the period. Holdings in the Chemicals industry were the worst detractors, while Containers & Packaging holdings were the lead contributors. Canada-based gold miner Kinross Gold was the top individual contributor in the Materials sector, and the Fund as a whole, over the period. Dow Chemical was the biggest drag on performance for the sector, and for the Fund overall.

From an allocation standpoint, an overweight to the Exploration & Production industry and an underweight to the Storage & Transportation industry detracted from excess return, while underweights to the Containers & Packaging and Energy Equipment & Services industries added to excess return.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class I	-2.10%	12.54%	2.29%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Equity Energy Category	1.78%	21.39%	3.08%

Net Assets	$ 1,013,912
Holdings Count | Integer	45
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,013,912	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Exxon Mobil Corp	7.62
Chevron Corp	7.24
Linde, plc	4.15
Rio Tinto PLC ADR	3.74
Kinross Gold Corp	3.42
EOG Resources Inc	3.34
Petroleo Brasileiro SA Petrobras A	3.32
Kinder Morgan Inc Class P	3.18
Eni SpA ADR	3.00
Suncor Energy Inc	2.82

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Financial Services Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class A
Trading Symbol	SFPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class A	$370	3.40%

Expenses Paid, Amount	$ 370
Expense Ratio, Percent	3.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Positive stock-selection performance in the Fund during the period was driven in part by Electronic Brokerage company Interactive Brokers Group and Digital Technology company Toast Inc, a platform serving the restaurant industry. Interactive Brokers is seeing record revenues propelled by higher net interest income, increased trading activity by clients, and robust account growth. In addition, the Fund’s underweight to Financial Services company Berkshire Hathaway and to Transaction & Payment Processing firm Fiserv was additive to relative performance.

Key detractors from relative returns were Life & Health Insurance company Aflac and Property & Casualty Insurance company Chubb. Aflac underperformed due to a variety of factors including net investment losses, slowing growth in Japan (which is a large market for the company), and macroeconomic uncertainty. Not holding Online Brokerage company Robinhood Markets was the biggest drag on relative return, followed by the Fund’s underweight to Diversified Banking company JPMorgan Chase.

Allocation effect was negative for the period, though this was primarily due to a relatively small cash position in the Fund during a strong upmarket, where any allocation to cash was a headwind. In terms of industry allocation, an overweight to Consumer Finance holdings was a benefit while an underweight to Banks was a slight negative.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class A (with load)	11.06%	13.76%	7.67%
Saratoga Financial Services Fund, Class A	17.86%	15.12%	8.31%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Financial Category	19.60%	17.07%	10.49%

Net Assets	$ 1,057,098
Holdings Count | Integer	49
Advisory Fees Paid, Amount	$ 3,587
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,057,098	Advisory Fees Paid by the Fund	$3,587
Number of Portfolio Holdings	49	Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.47
JPMorgan Chase & Co	4.51
Bank of America Corp	4.30
Mastercard Inc Class A	4.28
Visa Inc Class A	4.13
Wells Fargo & Co	3.64
Chubb Ltd	3.28
CME Group Inc	3.20
Aflac Inc	3.15
Capital One Financial Corp	3.10

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Financial Services Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class C
Trading Symbol	SFPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class C	$442	4.00%

Expenses Paid, Amount	$ 442
Expense Ratio, Percent	4.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Positive stock-selection performance in the Fund during the period was driven in part by Electronic Brokerage company Interactive Brokers Group and Digital Technology company Toast Inc, a platform serving the restaurant industry. Interactive Brokers is seeing record revenues propelled by higher net interest income, increased trading activity by clients, and robust account growth. In addition, the Fund’s underweight to Financial Services company Berkshire Hathaway and to Transaction & Payment Processing firm Fiserv was additive to relative performance.

Key detractors from relative returns were Life & Health Insurance company Aflac and Property & Casualty Insurance company Chubb. Aflac underperformed due to a variety of factors including net investment losses, slowing growth in Japan (which is a large market for the company), and macroeconomic uncertainty. Not holding Online Brokerage company Robinhood Markets was the biggest drag on relative return, followed by the Fund’s underweight to Diversified Banking company JPMorgan Chase.

Allocation effect was negative for the period, though this was primarily due to a relatively small cash position in the Fund during a strong upmarket, where any allocation to cash was a headwind. In terms of industry allocation, an overweight to Consumer Finance holdings was a benefit while an underweight to Banks was a slight negative.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class C (with load)	20.20%	17.99%	9.33%
Saratoga Financial Services Fund, Class C	21.20%	17.99%	9.33%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Financial Category	19.60%	17.07%	10.49%

Net Assets	$ 1,057,098
Holdings Count | Integer	49
Advisory Fees Paid, Amount	$ 3,587
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,057,098	Advisory Fees Paid by the Fund	$3,587
Number of Portfolio Holdings	49	Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.47
JPMorgan Chase & Co	4.51
Bank of America Corp	4.30
Mastercard Inc Class A	4.28
Visa Inc Class A	4.13
Wells Fargo & Co	3.64
Chubb Ltd	3.28
CME Group Inc	3.20
Aflac Inc	3.15
Capital One Financial Corp	3.10

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Financial Services Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class I
Trading Symbol	SFPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class I	$328	3.00%

Expenses Paid, Amount	$ 328
Expense Ratio, Percent	3.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Positive stock-selection performance in the Fund during the period was driven in part by Electronic Brokerage company Interactive Brokers Group and Digital Technology company Toast Inc, a platform serving the restaurant industry. Interactive Brokers is seeing record revenues propelled by higher net interest income, increased trading activity by clients, and robust account growth. In addition, the Fund’s underweight to Financial Services company Berkshire Hathaway and to Transaction & Payment Processing firm Fiserv was additive to relative performance.

Key detractors from relative returns were Life & Health Insurance company Aflac and Property & Casualty Insurance company Chubb. Aflac underperformed due to a variety of factors including net investment losses, slowing growth in Japan (which is a large market for the company), and macroeconomic uncertainty. Not holding Online Brokerage company Robinhood Markets was the biggest drag on relative return, followed by the Fund’s underweight to Diversified Banking company JPMorgan Chase.

Allocation effect was negative for the period, though this was primarily due to a relatively small cash position in the Fund during a strong upmarket, where any allocation to cash was a headwind. In terms of industry allocation, an overweight to Consumer Finance holdings was a benefit while an underweight to Banks was a slight negative.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class I	18.41%	15.58%	8.75%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Financial Category	19.60%	17.07%	10.49%

Net Assets	$ 1,057,098
Holdings Count | Integer	49
Advisory Fees Paid, Amount	$ 3,587
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,057,098	Advisory Fees Paid by the Fund	$3,587
Number of Portfolio Holdings	49	Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.47
JPMorgan Chase & Co	4.51
Bank of America Corp	4.30
Mastercard Inc Class A	4.28
Visa Inc Class A	4.13
Wells Fargo & Co	3.64
Chubb Ltd	3.28
CME Group Inc	3.20
Aflac Inc	3.15
Capital One Financial Corp	3.10

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Investment Quality Bond Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class A
Trading Symbol	SQBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$219	2.16%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by an overweight to the Intermediate-Term debt sector. This overweight benefited performance, as the Intermediate-Term debt sector outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class A (with load)	-3.13%	-0.72%	0.29%
Saratoga Investment Quality Bond Fund, Class A	2.76%	0.47%	0.89%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.80%

Net Assets	$ 8,512,445
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 55,725
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$8,512,445	Advisory Fees Paid by the Fund	$55,725
Number of Portfolio Holdings	3	Portfolio Turnover Rate	29%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	91.60
Vanguard Long-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.30

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Investment Quality Bond Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class C
Trading Symbol	SQBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$259	2.56%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.56%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by an overweight to the Intermediate-Term debt sector. This overweight benefited performance, as the Intermediate-Term debt sector outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class C (with load)	1.27%	-0.15%	0.39%
Saratoga Investment Quality Bond Fund, Class C	2.27%	-0.15%	0.39%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.80%

Net Assets	$ 8,512,445
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 55,725
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$8,512,445	Advisory Fees Paid by the Fund	$55,725
Number of Portfolio Holdings	3	Portfolio Turnover Rate	29%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	91.60
Vanguard Long-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.30

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Investment Quality Bond Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class I
Trading Symbol	SIBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by an overweight to the Intermediate-Term debt sector. This overweight benefited performance, as the Intermediate-Term debt sector outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class I	3.32%	0.87%	1.27%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.80%

Net Assets	$ 8,512,445
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 55,725
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$8,512,445	Advisory Fees Paid by the Fund	$55,725
Number of Portfolio Holdings	3	Portfolio Turnover Rate	29%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	91.60
Vanguard Long-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.30

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Municipal Bond Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class A
Trading Symbol	SMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class A	$229	2.30%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its allocation to the Intermediate-Term Municipal debt sector. This overweight benefited performance, as the Intermediate-Term Municipal debt sector outperformed the broad municipal bond market.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Tax-Exempt Bond fund helped performance, as it generally outperformed its active counterparts.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class A (with load)	-6.29%	-1.88%	-1.02%
Saratoga Municipal Bond Fund, Class A	-0.58%	-0.71%	-0.44%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

Net Assets	$ 266,550
Holdings Count | Integer	1
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$266,550	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	1	Portfolio Turnover Rate	4%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	100

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Municipal Bond Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class C
Trading Symbol	SMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class C	$288	2.90%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its allocation to the Intermediate-Term Municipal debt sector. This overweight benefited performance, as the Intermediate-Term Municipal debt sector outperformed the broad municipal bond market.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Tax-Exempt Bond fund helped performance, as it generally outperformed its active counterparts.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class C (with load)	-2.23%	-1.24%	-0.67%
Saratoga Municipal Bond Fund, Class C	-1.23%	-1.24%	-0.67%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

Net Assets	$ 266,550
Holdings Count | Integer	1
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$266,550	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	1	Portfolio Turnover Rate	4%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	100

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Municipal Bond Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class I
Trading Symbol	SMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class I	$190	1.90%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its allocation to the Intermediate-Term Municipal debt sector. This overweight benefited performance, as the Intermediate-Term Municipal debt sector outperformed the broad municipal bond market.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Tax-Exempt Bond fund helped performance, as it generally outperformed its active counterparts.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class I	-0.22%	-0.34%	-0.10%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

Net Assets	$ 266,550
Holdings Count | Integer	1
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$266,550	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	1	Portfolio Turnover Rate	4%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	100

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

U.S. Government Money Market Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class A
Trading Symbol	SGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$184	1.82%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.82%
Net Assets	$ 4,768,750
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 22,729
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,768,750	Advisory Fees Paid by the Fund	$22,729
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

Largest Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

U.S. Government Money Market Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class C
Trading Symbol	SZCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$252	2.49%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.49%
Net Assets	$ 4,768,750
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 22,729
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,768,750	Advisory Fees Paid by the Fund	$22,729
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

Largest Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

U.S. Government Money Market Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class I
Trading Symbol	SGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$140	1.38%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.38%
Net Assets	$ 4,768,750
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 22,729
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,768,750	Advisory Fees Paid by the Fund	$22,729
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

Largest Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Aggressive Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash. However, an underweight to equities versus the benchmark was the largest drag on the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class A (with load)	4.94%	7.93%	6.44%
Saratoga Aggressive Balanced Allocation Fund, Class A	11.35%	9.21%	7.26%
Morningstar Mod. Aggressive Target Risk Index	12.46%	9.17%	7.94%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,645,946
Holdings Count | Integer	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,645,946	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	14	Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.40
Saratoga Large Cap Value Fund, Class I	16.50
Saratoga Mid Capitalization Fund, Class I	10.90
Vanguard Intermediate-Term Bond Index Fund Admiral Class	10.00
Eaton Vance Global Macro Absolute Return Fund, Class I	8.80
Saratoga Small Capitalization Fund, Class I	8.40
Vanguard Total International Stock Index Fund, Admiral Class	6.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.70
Saratoga Technology & Comm Fund, Class I	3.90
Vanguard Financials Index Fund, Admiral Class	3.60

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Aggressive Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$210	1.99%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash. However, an underweight to equities versus the benchmark was the largest drag on the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class C (with load)	9.60%	8.31%	6.57%
Saratoga Aggressive Balanced Allocation Fund, Class C	10.60%	8.31%	6.57%
Morningstar Mod. Aggressive Target Risk Index	12.46%	9.17%	7.94%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,645,946
Holdings Count | Integer	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,645,946	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	14	Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.40
Saratoga Large Cap Value Fund, Class I	16.50
Saratoga Mid Capitalization Fund, Class I	10.90
Vanguard Intermediate-Term Bond Index Fund Admiral Class	10.00
Eaton Vance Global Macro Absolute Return Fund, Class I	8.80
Saratoga Small Capitalization Fund, Class I	8.40
Vanguard Total International Stock Index Fund, Admiral Class	6.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.70
Saratoga Technology & Comm Fund, Class I	3.90
Vanguard Financials Index Fund, Admiral Class	3.60

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Aggressive Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash. However, an underweight to equities versus the benchmark was the largest drag on the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class I	11.62%	9.37%	7.43%
Morningstar Mod. Aggressive Target Risk Index	12.46%	9.17%	7.94%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,645,946
Holdings Count | Integer	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,645,946	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	14	Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.40
Saratoga Large Cap Value Fund, Class I	16.50
Saratoga Mid Capitalization Fund, Class I	10.90
Vanguard Intermediate-Term Bond Index Fund Admiral Class	10.00
Eaton Vance Global Macro Absolute Return Fund, Class I	8.80
Saratoga Small Capitalization Fund, Class I	8.40
Vanguard Total International Stock Index Fund, Admiral Class	6.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.70
Saratoga Technology & Comm Fund, Class I	3.90
Vanguard Financials Index Fund, Admiral Class	3.60

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Conservative Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class A (with load)	3.05%	4.89%	4.56%
Saratoga Conservative Balanced Allocation Fund, Class A	9.37%	6.13%	5.37%
Morningstar Mod. Conservative Target Risk Index	8.04%	4.54%	5.14%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 3,304,343
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,304,343	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	39.00
Saratoga Large Cap Growth Fund, Class I	16.20
Saratoga Large Cap Value Fund, Class I	13.20
Saratoga Mid Capitalization Fund, Class I	8.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.30
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Vanguard Long-Term Bond Index Fund, Admiral Class	4.30
Saratoga Small Capitalization Fund, Class I	1.90
Vanguard Total International Stock Index Fund, Admiral Class	1.10

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Conservative Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SUMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$208	1.99%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class C (with load)	7.58%	5.33%	4.75%
Saratoga Conservative Balanced Allocation Fund, Class C	8.58%	5.33%	4.75%
Morningstar Mod. Conservative Target Risk Index	8.04%	4.54%	5.14%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 3,304,343
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,304,343	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	39.00
Saratoga Large Cap Growth Fund, Class I	16.20
Saratoga Large Cap Value Fund, Class I	13.20
Saratoga Mid Capitalization Fund, Class I	8.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.30
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Vanguard Long-Term Bond Index Fund, Admiral Class	4.30
Saratoga Small Capitalization Fund, Class I	1.90
Vanguard Total International Stock Index Fund, Admiral Class	1.10

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Conservative Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class I
Trading Symbol	LUNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class I	9.71%	6.40%	5.61%
Morningstar Mod. Conservative Target Risk Index	8.04%	4.54%	5.14%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 3,304,343
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,304,343	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	39.00
Saratoga Large Cap Growth Fund, Class I	16.20
Saratoga Large Cap Value Fund, Class I	13.20
Saratoga Mid Capitalization Fund, Class I	8.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.30
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Vanguard Long-Term Bond Index Fund, Admiral Class	4.30
Saratoga Small Capitalization Fund, Class I	1.90
Vanguard Total International Stock Index Fund, Admiral Class	1.10

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderate Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class A (with load)	4.67%	6.82%	6.09%
Saratoga Moderate Balanced Allocation Fund, Class A	11.04%	8.10%	6.91%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 2,489,813
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,489,813	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	6%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.40
Saratoga Large Cap Growth Fund, Class I	19.80
Saratoga Large Cap Value Fund, Class I	17.10
Saratoga Mid Capitalization Fund, Class I	11.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	3.90
Vanguard Total International Stock Index Fund, Admiral Class	2.60
Saratoga Technology & Comm Fund, Class I	2.40
Vanguard Long-Term Bond Index Fund, Admiral Class	2.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderate Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$209	1.99%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class C (with load)	9.21%	7.29%	6.26%
Saratoga Moderate Balanced Allocation Fund, Class C	10.21%	7.29%	6.26%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 2,489,813
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,489,813	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	6%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.40
Saratoga Large Cap Growth Fund, Class I	19.80
Saratoga Large Cap Value Fund, Class I	17.10
Saratoga Mid Capitalization Fund, Class I	11.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	3.90
Vanguard Total International Stock Index Fund, Admiral Class	2.60
Saratoga Technology & Comm Fund, Class I	2.40
Vanguard Long-Term Bond Index Fund, Admiral Class	2.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderate Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SBMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class I	11.33%	8.36%	7.12%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 2,489,813
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,489,813	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	6%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.40
Saratoga Large Cap Growth Fund, Class I	19.80
Saratoga Large Cap Value Fund, Class I	17.10
Saratoga Mid Capitalization Fund, Class I	11.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	3.90
Vanguard Total International Stock Index Fund, Admiral Class	2.60
Saratoga Technology & Comm Fund, Class I	2.40
Vanguard Long-Term Bond Index Fund, Admiral Class	2.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Aggressive Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A (with load)	4.68%	7.18%	5.96%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	11.03%	8.46%	6.78%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,268,553
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,268,553	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	5%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	18.50
Vanguard Intermediate-Term Bond Index Fund Admiral Class	17.60
Saratoga Large Cap Value Fund, Class I	16.20
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.80
Saratoga Small Capitalization Fund, Class I	6.10
Vanguard Total International Stock Index Fund, Admiral Class	4.30
Saratoga Technology & Comm Fund, Class I	2.80
Vanguard Financials Index Fund, Admiral Class	2.30

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Aggressive Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$209	1.99%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C (with load)	9.26%	7.66%	6.13%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	10.26%	7.66%	6.13%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,268,553
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,268,553	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	5%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	18.50
Vanguard Intermediate-Term Bond Index Fund Admiral Class	17.60
Saratoga Large Cap Value Fund, Class I	16.20
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.80
Saratoga Small Capitalization Fund, Class I	6.10
Vanguard Total International Stock Index Fund, Admiral Class	4.30
Saratoga Technology & Comm Fund, Class I	2.80
Vanguard Financials Index Fund, Admiral Class	2.30

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Aggressive Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	11.29%	8.74%	6.98%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,268,553
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,268,553	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	5%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	18.50
Vanguard Intermediate-Term Bond Index Fund Admiral Class	17.60
Saratoga Large Cap Value Fund, Class I	16.20
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.80
Saratoga Small Capitalization Fund, Class I	6.10
Vanguard Total International Stock Index Fund, Admiral Class	4.30
Saratoga Technology & Comm Fund, Class I	2.80
Vanguard Financials Index Fund, Admiral Class	2.30

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Conservative Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class A (with load)	4.87%	6.69%	5.71%
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	11.30%	7.96%	6.53%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.50%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 901,361
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$901,361	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	24.70
Saratoga Large Cap Growth Fund, Class I	19.50
Saratoga Large Cap Value Fund, Class I	16.40
Saratoga Mid Capitalization Fund, Class I	12.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.50
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	5.40
Vanguard Total International Stock Index Fund, Admiral Class	3.70
Vanguard Long-Term Bond Index Fund, Admiral Class	2.70

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Conservative Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SBCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$209	1.99%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class C (with load)	9.15%	6.86%	5.66%
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	10.15%	6.86%	5.66%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.50%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 901,361
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$901,361	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	24.70
Saratoga Large Cap Growth Fund, Class I	19.50
Saratoga Large Cap Value Fund, Class I	16.40
Saratoga Mid Capitalization Fund, Class I	12.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.50
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	5.40
Vanguard Total International Stock Index Fund, Admiral Class	3.70
Vanguard Long-Term Bond Index Fund, Admiral Class	2.70

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Conservative Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	11.30%	7.96%	6.53%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.50%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 901,361
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$901,361	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	24.70
Saratoga Large Cap Growth Fund, Class I	19.50
Saratoga Large Cap Value Fund, Class I	16.40
Saratoga Mid Capitalization Fund, Class I	12.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.50
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	5.40
Vanguard Total International Stock Index Fund, Admiral Class	3.70
Vanguard Long-Term Bond Index Fund, Admiral Class	2.70

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.